Assets and liabilities held for sale	6 Months Ended
Jun. 30, 2025
Disclosure of analysis of single amount of discontinued operations [abstract]
Assets and liabilities held for sale
Note 10 Assets and liabilities held for sale
Bell Media radio stations
As of June 30, 2025, Bell Media completed the sale of substantially all of the 45 radio stations and related assets. Proceeds for the stations and other radio related assets are expected to be $53 million, resulting in an expected gain of $4 million to be recorded in Other (expense) income in the income statements. As of June 30, 2025, Bell Media had received proceeds of $41 million and recorded a loss of $8 million in Other (expense) income in the income statements. Completion of the sale is expected in the second half of 2025.
Our results included revenues for these radio stations of $3 million and $10 million for the three months ended June 30, 2025 and 2024, respectively, and $9 million and $17 million for the six months ended June 30, 2025 and 2024, respectively. The results of these radio stations are recorded in our Bell Media segment. The transaction did not have a significant impact on our net earnings for the three and six months ended June 30, 2025 and June 30, 2024.
OUTEDGE advertising displays
On June 7, 2024, Bell Media completed the acquisition of OUTEDGE. Pursuant to a consent agreement negotiated with the Competition Bureau, Bell Media was required to dispose of 669 advertising displays in Québec and Ontario. On October 4, 2024, we entered into an agreement to dispose of these advertising displays. In April 2025, Bell Media completed the sale of these advertising displays for net proceeds of $14 million, resulting in a gain of $4 million recorded in Other (expense) income in the income statements.
Home security and monitored alarm assets
In Q2 2025, BCE entered into an agreement to sell substantially all of its home security and monitored alarm assets to a.p.i. ALARM Inc.. Completion of the sale is expected in the second half of 2025, subject to customary closing conditions. Proceeds are expected to be $90 million with additional proceeds of up to $80 million to be received contingent on the achievement of certain performance obligations.
The assets and liabilities of this business were presented as held for sale in our consolidated statements of financial position (statements of financial position) at June 30, 2025. They were measured at the lower of their carrying amount and the estimated fair value less costs to sell. Intangible assets included in assets held for sale are no longer amortized effective June 2025.
Our results included revenues for Bell Smart Home business of $17 million for the three months ended June 30, 2025 and 2024, and $33 million and $35 million for the six months ended June 30, 2025 and 2024, respectively. The results of Bell Smart Home business are recorded in our Bell CTS segment and do not have a significant impact on net earnings for the three and six months ended June 30, 2025 and June 30, 2024.
Minority stake in MLSE
Subsequent to quarter end, on July 1, 2025, BCE completed the previously announced disposition of its minority stake in MLSE and received the gross proceeds of $4.7 billion. In Q3 2025, we will record these gross proceeds and an income tax liability of approximately $500 million. A gain on sale of $5.2 billion will also be recorded in Other (expense) income in the income statements.
Included in liabilities held for sale in our statements of financial position at June 30, 2025 and December 31, 2024 is a net liability of $493 million which reflects BCE's share of an obligation to repurchase at fair value the minority interest in MLSE. As of September 18, 2024, BCE no longer recorded equity income or losses from the investment or any changes to the fair value of the obligation to repurchase the minority interest in MLSE.
Our results for the three and six months ended June 30, 2024 included equity income of MLSE of $7 million and $25 million, recorded in Other (expense) income in the income statements.
The following table summarizes the carrying value of the assets and liabilities that are classified as held for sale at June 30, 2025 and December 31, 2024.

	Note	June 30, 2025	December 31, 2024
Assets held for sale:
Bell Media radio stations
Property, plant and equipment		—	12
Intangible assets		—	26
Goodwill		—	17
OUTEDGE advertising displays
Property, plant and equipment	4	—	22
Intangible assets	4	—	3
Home security and monitored alarm assets
Inventory		10	—
Contract assets		31	—
Contract costs		6	—
Intangible assets		21	—
Goodwill		19	—
Total assets held for sale		87	80
Liabilities held for sale:
Minority stake in MLSE		493	493
Bell Media radio stations
Long-term debt		—	7
Deferred tax liabilities		—	6
Other non-current liabilities		—	2
OUTEDGE advertising displays
Debt due within one year		—	3
Long-term debt		—	18
Home security and monitored alarm assets
Contract liabilities		2	—
Deferred tax liabilities		5	—
Total liabilities held for sale		500	529
Net assets held for sale		(413)	(449)